Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Other assets
Cash collateral on derivative instruments	SFr 5,848	SFr 5,661	SFr 5,705
Cash collateral on non-derivative transactions	873	1,821	1,237
Derivative instruments used for hedging	112	52	148
Assets held-for-sale	9,920	7,565	8,214
of which loans	9,742	7,454	8,062
of which real estate	150	81	122
of which long-lived assets	28	30	30
Assets held for separate accounts	410	433	431
Interest and fees receivable	4,577	4,841	4,787
Deferred tax assets	7,542	7,825	5,828
Prepaid expenses	464	499	394
Failed purchases	1,642	2,220	2,423
Defined benefit pension and post-retirement plan assets	1,412	1,265	1,061
Other	3,474	4,087	6,637
Other assets	36,274	36,269	36,865
Other liabilities
Cash collateral on derivative instruments	9,226	9,391	11,497
Cash collateral on non-derivative transactions	418	360	369
Derivative instruments used for hedging	2	40	2
Deposits held-for-sale	0	0	1,577
Provisions	954	1,381	4,077
of which off-balance sheet risk	82	74	88
Restructuring liabilities	264	309	311	SFr 299	SFr 280	SFr 199
Liabilities held for separate accounts	410	433	431
Interest and fees payable	5,548	5,428	6,039
Current tax liabilities	526	584	636
Deferred tax liabilities	231	176	129
Failed sales	787	1,261	737
Defined benefit pension and post-retirement plan liabilities	501	512	516
Other	11,267	11,385	13,534
Other liabilities	30,134	31,260	39,855
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	608	1,017	681
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	0	0	0
Foreclosed or repossessed real estate	5	6	16
Foreclosed or repossessed residential real estate	2	SFr 3	13
Bank
Other assets
Cash collateral on derivative instruments	5,848		5,706
Cash collateral on non-derivative transactions	873		1,237
Derivative instruments used for hedging	112		148
Assets held-for-sale	9,920		8,214
of which loans	9,742		8,062
of which real estate	150		122
of which long-lived assets	28		30
Assets held for separate accounts	410		431
Interest and fees receivable	4,555		4,801
Deferred tax assets	7,472		5,815
Prepaid expenses	446		395
Failed purchases	1,642		2,423
Defined benefit pension and post-retirement plan assets	1,005		995
Other	3,497		6,610
Other assets	35,780		36,775
Other liabilities
Cash collateral on derivative instruments	9,226		11,497
Cash collateral on non-derivative transactions	418		369
Derivative instruments used for hedging	2		2
Deposits held-for-sale	0		1,577
Provisions	946		4,068
of which off-balance sheet risk	82		88
Restructuring liabilities	264		311	SFr 299		SFr 199
Liabilities held for separate accounts	410		431
Interest and fees payable	5,434		6,012
Current tax liabilities	513		624
Deferred tax liabilities	129		99
Failed sales	787		737
Defined benefit pension and post-retirement plan liabilities	501		521
Other	11,380		13,671
Other liabilities	30,010		39,919
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	608		681
Foreclosed or repossessed real estate	5		16
Foreclosed or repossessed residential real estate	SFr 2		SFr 13